Citigroup Mortgage Loan Trust 2021-RP1 ABS-15G

Exhibit 99.2 - Schedule 17(a)

EDGAR ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
100001104	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	100
100001105	1	1			1					Purchase	Owner Occ	80	100	32.36
100001106	3	3	[3] Escrow Holdback	HUD line 812 reflects a holdback for taxes in the amount of $1,589.66.	3	[3] Rescission Period under 3 days [3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Estimated [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Loan Brokerage Disclosure Statement	Finance charges under disclosed by $186.80 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. HUD-1 in file is estimated due to an escrow holdback in the amount of $1,589.66 for taxes reflecting on line 812, however property taxes are already being collected on line 1004 in the amount of $1,589.64. ROR executed by borrowers 10/XX/2004 with expiration of rescission period noted as 10/XX/2004, only providing borrower with 2 day rescission period.	YES	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	67.04	67.04
100001107	3	2	[2] Only Preliminary Title in File		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Impound Authorization Disclosure	Finance charges under disclosed by $338.14 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose a Doc Prep fee of $225 and Appraisal fee of $350 as prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	45.04
100001108	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Broker Compensation Disclosure [2] State - Missing Insurance Disclsoure [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice	Finance charges under disclosed by $3,746.94 which exceeds the $35 tolerance for refinance transactions. TIL reflects the MI dropping off at 73 months however our system is calculating the MI dropping off at 120 months.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	100.63	100.63	35.26
100001109	1	1			1					Cashout Refi	Owner Occ	70.26	70.26	48.29
100001110	3	3	[3] Final Application Missing		2	[2] Initial GFE Missing [2] Initial TIL Missing [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Commitment Letter [2] State - Agency Disclosure				Cashout Refi	Owner Occ	60	60	32.76
100001111	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $222.94 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.88	72.88
100001112	3	3	[3] Missing Title Evidence		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Cashout Refi	Owner Occ	85	85	43.048
100001113	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing [2] State - Missing MD Finance Agreement [2] State - Missing Attorneys' Fees Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election				Rate/Term Refi	Owner Occ	90	90	47.54
100001114	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] CT Nonprime Home Loan [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Rate Lock Agreement [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice	CT Nonprime Home Loan. Stated APR (9.83%) and Audited APR (9.8687%) exceed CT Nonprime Home Loan thresholds of 1.5% over APOR rate (4.48%) and 1.75% over applicable conventional mortgage rate (5.14%). Loan appears to comply with provisions applicable to CT Nonprime Home Loans. Finance charges under disclosed by $141.49 which exceeds the $35 tolerance for refinance transactions. TIL itemization only disclosed origination charges in the amount of $680.09 and the final HUD reflects $807.13.		3 years from the date of closing for affirmative action or within 6 years from the date of closing as a defense to foreclosure. There is a “safe harbor” that allows the lender to cure an issue within 90 days of closing, and prior to the commencement of any action by the borrower, by providing restitution and/or making the loan NOT non-prime or making it comply with all applicable provisions, and also for “bona fide” errors – which are generally few and far between. Private action for greater of actual damage or $1,000, costs, attorney’s fees and equitable relief. Assignees responsible only for their own compliance failures, but may be impacted by a court allowing the borrower to rescind or modify the loan. This loan is outside the SOL. // APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	89.95	89.95	41.31
100001115	3	3	[3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] MN Subprime loan [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Additional Open-End Credit Account Disclosures [2] State - Missing Conventional Loan Disclosures [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice of Right to Discontinue Escrow	MN Subprime Loan. Stated APR (9.3680%) and Audited APR (9.3066%) exceeds MN Subprime APR threshold for fixed rate loans of 7.54% (3% over applicable t-bill, 4.54%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07. Loan appears to be a compliant MN subprime loan.		No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.	Rate/Term Refi	Owner Occ	97	97	51.46
100001118	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	54
100001121	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	56	69.36	24.44
100001194	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	89.74	89.74	69
100001206	2	1			2	[2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure				Cashout Refi	Owner Occ	76	76	29.9
100001338	2	1	2	[2] Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Application Disclosure
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
						[2] Initial GFE Missing				Rate/Term Refi	Owner Occ	78.48	78.48	33.14
100001339	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement	Finance charges under disclosed by $277.29 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.			Cashout Refi	Owner Occ	80	80	33.74
100001340	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Application Disclsoure [2] Missing Initial Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application				Rate/Term Refi	Owner Occ	80	93.46	28.69
100001341	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] Missing Initial Application				Cashout Refi	Owner Occ	80	80	30.03
100001342	3	3	[3] Final Application Missing		3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Broker Agreement [2] Missing Initial Application [2] Initial GFE Missing [2] Initial TIL Missing		YES		Rate/Term Refi	Owner Occ	67.44	67.44	36